UPDATING SUMMARY PROSPECTUS

April 29, 2024

JACKSON PRIVATE WEALTH®
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITY

Issued by
Jackson National Life Insurance Company® through
Jackson National Separate Account – I

This Updating Summary Prospectus summarizes certain key features of your Jackson Private Wealth Flexible Premium Variable and Fixed Deferred Annuity Contract (“Contract”). This Updating Summary Prospectus also provides a summary of Contract features that have changed.

The prospectus for the Contract contains more information about the Contract, including its features, benefits, and risks. You can find the current prospectus and other information about the Contract online at www.jackson.com/product-literature-6.html. To request a free paper or e-mail copy of this information, please call 1-800-644-4565 or send an email request to customercare@jackson.com.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at www.Investor.gov.

The Securities and Exchange Commission has not approved or disapproved this Contract or passed upon the adequacy of this Summary Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS
DEFINITIONS	1
UPDATED INFORMATION ABOUT YOUR CONTRACT	2
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT	3
APPENDIX A (FUNDS AVAILABLE UNDER THE CONTRACT)	A-1
BACK COVER PAGE	B-1

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DEFINITIONS

Completed Year - the succeeding twelve months from the date on which we receive a Premium payment. Completed Years specify the years from the date of receipt of the Premium and does not refer to Contract Years.

Contract - the individual deferred variable and fixed annuity contract and any optional endorsements you may have selected.

Contract Anniversary – each one-year anniversary of the Contract’s Issue Date.

Contract Year – the succeeding twelve months from a Contract’s Issue Date and every anniversary. The first Contract Year (Contract Year 0-1) starts on the Contract’s Issue Date and extends to, but does not include, the first Contract Anniversary. Subsequent Contract Years start on an anniversary date and extend to, but do not include, the next anniversary date.

For example, if the Issue Date is January 15, 2025, then the end of Contract Year 0-1 would be January 14, 2026, and January 15, 2026, which is the first Contract Anniversary, begins Contract Year 1-2.

Fixed Account – part of our General Account to which the Contract Value you allocate is guaranteed to earn a stated rate of return over the specified period. The Fixed Account consists of the Fixed Account Options.

Fixed Account Option – a Contract option within the Fixed Account for a specific period under which a stated rate of return will be credited.

Fund – a registered investment company in which an Investment Division of the Separate Account invests.

General Account – the General Account includes all our assets, including any Contract Value allocated to the Fixed Account, which is available to our creditors.

Investment Division – one of multiple variable options of the Separate Account to allocate your Contract’s value, each of which exclusively invests in a different available Fund. The Investment Divisions are called variable because the return on investment is not guaranteed.

Issue Date – the date your Contract is issued.

Jackson, JNL, we, our, or us - Jackson National Life Insurance Company.

Owner, you, or your - the natural person or legal entity entitled to exercise all rights and privileges under the Contract. Any reference to the Owner includes any joint Owner.

Premium(s) - considerations paid into the Contract by or on behalf of the Owner.

Separate Account – Jackson National Separate Account - I. The Separate Account is divided into sub-accounts generally referred to as Investment Divisions.

UPDATED INFORMATION ABOUT YOUR CONTRACT

The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the prospectus dated May 1, 2023. This may not reflect all of the changes that have occurred since you entered into your Contract.

General Product Changes

No material updates have been made to the terms of your contract since the previous version of the Prospectus you received, dated May 1, 2023.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Charges for Early Withdrawals	None.
Transaction Charges	In addition to the Core Contract Charge, you also may be charged for other transactions, such as when you transfer cash value between investment options more than 25 times a year, or if you request expedited delivery or wire transfer of funds.			Contract Charges- Transaction Expenses
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract Data Pages for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses disclosed below do not reflect any advisory fees paid to third party financial professionals from your Contract Value or other assets. If such advisory fees were reflected, the fees and expenses disclosed below would be higher.
				Contract Charges- Optional Benefit Expenses
	ANNUAL FEE	MINIMUM	MAXIMUM
	1. Base Contract[1]	0.36%	0.36%	Contract Charges- Annual Contract Expenses: Core Contract Charge
	2. Investment options (Fund fees and expenses)[2]	0.26%	2.14%	Contract Charges- Fund Expenses
	3. Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	0.25%	0.25%	Contract Charges- Optional Benefit Expenses

1.As a percentage of average daily Contract Value of the Investment Divisions.
2.As a percentage of average Fund net assets.
3.The minimum and maximum fees reflect an annualized percentage of Contract Value.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.
	LOWEST ANNUAL COST: $633	HIGHEST ANNUAL COST: $3,363

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Fund fees and expenses
•No optional benefits
•No sales charges
•No additional purchase payments, transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of optional benefits and Fund fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

	RISKS	Location in Prospectus
Risk of Loss	You can lose money by investing in this Contract.	Principal Risks
Not a Short-Term Investment	This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral and living benefit protections also mean the Contract is more beneficial to investors with a long time horizon.	Principal Risks
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options you choose.
•Each investment option (Investment Divisions and Fixed Account Options) has its own unique risks.
•Early withdrawals from a Fixed Account Option are subject to a Market Value Adjustment.
•You should review the investment options before making an investment decision.
Principal Risks
Insurance Company Risks
Any obligations (including under the Fixed Account Options), guarantees, and benefits of the Contract are subject to the claims-paying ability of Jackson. More information about Jackson is available upon request by visiting our website at www.jackson.com or by calling 1-800-644-4565.
Principal Risks
RESTRICTIONS
Investments
•We reserve the right to charge $25 for each transfer when you transfer money between Investment Divisions in excess of 25 times in a Contract Year.
•Jackson may remove or substitute Funds as investment options available under the Contract, and may limit or suspend availability of the Fixed Account Options.
Principal Risks
Optional Benefits
•Certain benefits may limit withdrawals or other rights under the Contract. Under certain benefits, a withdrawal could reduce the value of a benefit by more than the dollar amount of the withdrawal.
•Not all optional benefits are available through all broker-dealers and may vary by state or date of purchase.
•We may modify or discontinue an optional benefit at any time.
Benefits Available Under the Contracts
TAXES
Tax Implications
•Consult with a tax professional to determine the tax implications of an investment in and purchase payments received under this Contract.
•If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), you do not get any additional tax deferral.
•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 ½.
Taxes
CONFLICTS OF INTEREST
Investment Professional Compensation	Your financial professional or other investment professionals may receive compensation for selling this Contract to you in the form of advisory fees, revenue sharing, and other compensation programs. Accordingly, investment professionals may have a financial incentive to offer or recommend this Contract over another investment.	Distribution of Contracts
Exchanges	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only consider exchanging your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is in your best interest to purchase the new contract rather than continue to own your existing Contract.	Non-Qualified Contracts - 1035 Exchanges

APPENDIX A

FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of Funds (all Class I shares) available under the Contract, which is subject to change, as discussed in the prospectus. Certain broker-dealers selling the Contracts may limit the Investment Divisions that are available to their customers. You can find the prospectuses and other information about the Funds online at https://www.jackson.com/fund-literature.html. You can also request this information at no cost by calling 1-800-644-4565 or by sending an email request to ProspectusRequest@jackson.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Allocation	JNL/American Funds Balanced Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.61%[2]	14.18%	9.12%	6.17%
Fixed Income	JNL/American Funds Bond Fund of America Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.53%[2]	4.85%	N/A	N/A
Allocation	JNL/American Funds Capital Income Builder Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.66%[2]	8.91%	7.34%	N/A
Fixed Income	JNL/American Funds Capital World Bond Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.76%[2]	6.10%	-0.34%	0.32%
International/Global Equity	JNL/American Funds Global Growth Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.76%[2]	22.49%	13.62%	N/A
International/Global Equity	JNL/American Funds Global Small Capitalization Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.94%[2]	16.09%	8.27%	5.74%
U.S. Equity	JNL/American Funds Growth Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.61%[2]	38.46%	18.65%	N/A
U.S. Equity	JNL/American Funds Growth-Income Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.61%[2]	26.03%	13.27%	10.77%
International/Global Equity	JNL/American Funds International Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.87%[2]	15.77%	4.76%	3.29%
International/Global Equity	JNL/American Funds New World Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.96%[2]	15.80%	8.49%	4.54%
U.S. Equity	JNL/American Funds® Washington Mutual Investors Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.63%[2]	17.25%	12.54%	9.82%
Alternative	JNL Multi-Manager Alternative Fund
	(Boston Partners Global Investors, Inc.; DoubleLine Capital LP; First Pacific Advisors, LP; Kayne Anderson Rudnick Investment Management, LLC; Lazard Asset Management LLC; Loomis, Sayles & Company, L.P.; and Westchester Capital Management, LLC)	2.14%	11.55%	4.06%	N/A

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
International/Global Equity	JNL Multi-Manager Emerging Markets Equity Fund
	(GQG Partners LLC, Kayne Anderson Rudnick Investment Management, LLC; T. Rowe Price Associates, Inc. (Sub-Sub-Adviser: T. Rowe Price Hong Kong Limited); and WCM Investment Management, LLC)	0.94%	10.47%	1.72%	0.60%
International/Global Equity	JNL Multi-Manager International Small Cap Fund
	(Baillie Gifford Overseas Limited; Causeway Capital Management LLC; and WCM Investment Management, LLC)	0.91%	22.84%	11.72%	N/A
U.S. Equity	JNL Multi-Manager Mid Cap Fund
	(Champlain Investment Partners, LLC; ClearBridge Investments, LLC; Kayne Anderson Rudnick Investment Management, LLC; Nuance Investments, LLC; and Victory Capital Management Inc.)	0.79%	12.64%	11.78%	N/A
U.S. Equity	JNL Multi-Manager Small Cap Growth Fund
	(BAMCO, Inc.; Granahan Investment Management, Inc.; Kayne Anderson Rudnick Investment Management, LLC; Segall Bryant & Hamill, LLC; Victory Capital Management Inc.; and WCM Investment Management, LLC)	0.68%	16.68%	10.76%	8.09%
U.S. Equity	JNL Multi-Manager Small Cap Value Fund
	(Congress Asset Management Company, LLP; Cooke & Bieler, L.P.; Reinhart Partners, Inc.; River Road Asset Management, LLC; and WCM Investment Management, LLC)	0.81%	21.37%	11.95%	6.56%
Allocation	JNL iShares Tactical Moderate Fund
	(Mellon Investments Corporation)	0.47%	9.87%	5.27%	N/A
Allocation	JNL iShares Tactical Moderate Growth Fund
	(Mellon Investments Corporation)	0.48%	12.08%	7.24%	N/A
Allocation	JNL iShares Tactical Growth Fund
	(Mellon Investments Corporation)	0.50%	14.35%	9.01%	N/A
Allocation	JNL/American Funds Moderate Growth Allocation Fund
		0.70%	14.22%	7.92%	N/A
Allocation	JNL/American Funds Growth Allocation Fund
		0.71%	17.58%	10.07%	N/A
International/Global Equity	JNL/AB Sustainable Global Thematic Fund
	(AllianceBernstein L.P.)	0.84%	16.03%	N/A	N/A
U.S. Equity	JNL/AQR Large Cap Defensive Style Fund
	(AQR Capital Management, LLC)	0.56%	10.91%	N/A	N/A
International/Global Equity	JNL/Baillie Gifford International Growth Fund
	(Baillie Gifford Overseas Limited)	0.69%	14.09%	6.62%	N/A
Allocation	JNL/BlackRock Global Allocation Fund
	(BlackRock Investment Management, LLC; Sub-Sub-Adviser BlackRock International Limited)	0.76%	14.35%	7.98%	5.02%
Alternative	JNL/BlackRock Global Natural Resources Fund
	(BlackRock International Limited)	0.67%	-1.35%	12.93%	2.12%
U.S. Equity	JNL/BlackRock Large Cap Select Growth Fund
	(BlackRock Investment Management, LLC)	0.54%[2]	50.11%	15.80%	12.79%
International/Global Equity	JNL/Causeway International Value Select Fund
	(Causeway Capital Management LLC)	0.67%	28.79%	10.61%	4.36%

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
U.S. Equity	JNL/ClearBridge Large Cap Growth Fund
	(ClearBridge Investments, LLC)	0.64%	45.05%	15.57%	N/A
International/Global Equity	JNL/DFA International Core Equity Fund
	(Dimensional Fund Advisors LP)	0.55%[2]	15.96%	N/A	N/A
U.S. Equity	JNL/DFA U.S. Core Equity Fund
	(Dimensional Fund Advisors LP)	0.45%[2]	22.71%	14.88%	10.66%
U.S. Equity	JNL/DFA U.S. Small Cap Fund
	(Dimensional Fund Advisors LP)	0.64%[2]	17.12%	12.40%	N/A
Fixed Income	JNL/DoubleLine® Core Fixed Income Fund
	(DoubleLine Capital LP)	0.49%	6.37%	1.05%	1.83%
Fixed Income	JNL/DoubleLine® Emerging Markets Fixed Income Fund
	(DoubleLine Capital LP)	0.78%	9.83%	1.76%	N/A
U.S. Equity	JNL/DoubleLine® Shiller Enhanced CAPE® Fund
	(DoubleLine Capital LP)	0.72%	27.81%	13.51%	N/A
Fixed Income	JNL/DoubleLine® Total Return Fund
	(DoubleLine Capital LP)	0.53%	5.43%	0.04%	N/A
Fixed Income	JNL/Fidelity Institutional Asset Management® Total Bond Fund
	(FIAM LLC)	0.49%	7.04%	1.96%	2.02%
Alternative	JNL/First Sentier Global Infrastructure Fund
	(First Sentier Investors (Australia) IM Ltd)	0.83%	3.05%	6.68%	3.54%
Allocation	JNL/Franklin Templeton Income Fund
	(Franklin Advisers, Inc.)	0.63%	8.54%	7.10%	5.05%
U.S. Equity	JNL/Goldman Sachs 4 Fund
	(Goldman Sachs Asset Management, L.P)	0.40%	14.78%	12.87%	N/A
International/Global Equity	JNL/GQG Emerging Markets Equity Fund
	(GQG Partners LLC)	1.04%	29.41%	9.99%	N/A
International/Global Equity	JNL/Harris Oakmark Global Equity Fund
	(Harris Associates L.P.)	0.81%	20.45%	11.36%	N/A
Sector Equity	JNL/Heitman U.S. Focused Real Estate Fund
	(Heitman Real Estate Securities LLC)	0.81%	9.89%	7.41%	N/A
U.S. Equity	JNL/Invesco Diversified Dividend Fund
	(Invesco Advisers, Inc.)	0.69%	8.92%	9.82%	N/A
International/Global Equity	JNL/Invesco Global Growth Fund
	(Invesco Advisers, Inc.)	0.66%	34.97%	12.44%	8.56%
U.S. Equity	JNL/Invesco Small Cap Growth Fund
	(Invesco Advisers, Inc.)	0.75%	12.48%	9.00%	7.64%
Allocation	JNL/JPMorgan Global Allocation Fund
	(J.P. Morgan Investment Management Inc.)	0.76%[2]	13.02%	5.79%	N/A
Alternative	JNL/JPMorgan Hedged Equity Fund
	(J.P. Morgan Investment Management Inc.)	0.66%	15.97%	9.36%	N/A
U.S. Equity	JNL/JPMorgan MidCap Growth Fund
	(J.P. Morgan Investment Management Inc.)	0.60%	23.59%	15.96%	11.62%
Fixed Income	JNL/JPMorgan U.S. Government & Quality Bond Fund
	(J.P. Morgan Investment Management Inc.)	0.39%	4.51%	0.81%	1.53%

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
U.S. Equity	JNL/JPMorgan U.S. Value Fund
	(J.P. Morgan Investment Management Inc.)	0.58%	9.34%	10.11%	6.65%
International/Global Equity	JNL/Lazard International Strategic Equity Fund
	(Lazard Asset Management LLC)	0.80%	16.82%	7.52%	N/A
International/Global Equity	JNL/Loomis Sayles Global Growth Fund
	(Loomis, Sayles & Company, L.P.)	0.71%	36.76%	13.72%	N/A
Fixed Income	JNL/Lord Abbett Short Duration Income Fund
	(Lord, Abbett & Co. LLC)	0.50%	5.70%	N/A	N/A
U.S. Equity	JNL/Mellon DowSM Index Fund
	(Mellon Investments Corporation)	0.30%[2]	15.84%	12.12%	N/A
International/Global Equity	JNL/Mellon Emerging Markets Index Fund[3]
	(Investment Sub-Adviser to the Master Fund: Mellon Investments Corporation)	0.39%[2]	9.63%	3.72%	2.31%
International/Global Equity	JNL/Mellon World Index Fund
	(Mellon Investments Corporation)	0.30%[2]	23.76%	12.90%	N/A
U.S. Equity	JNL/Mellon Nasdaq® 100 Index Fund
	(Mellon Investments Corporation)	0.29%[2]	54.72%	22.31%	16.78%
U.S. Equity	JNL/Mellon S&P 400 MidCap Index Fund[3]
	(Investment Sub-Adviser to the Master Fund: Mellon Investments Corporation)	0.26%[2]	16.12%	12.34%	8.95%
U.S. Equity	JNL/Mellon Small Cap Index Fund[3]
	(Investment Sub-Adviser to the Master Fund: Mellon Investments Corporation)	0.26%[2]	15.92%	10.81%	8.11%
International/Global Equity	JNL/Mellon International Index Fund[3]
	(Investment Sub-Adviser to the Master Fund: Mellon Investments Corporation)	0.31%[2]	17.57%	8.05%	4.15%
Fixed Income	JNL/Mellon Bond Index Fund[3]
	(Investment Sub-Adviser to the Master Fund: Mellon Investments Corporation)	0.28%[2]	5.24%	0.83%	1.50%
U.S. Equity	JNL/Mellon U.S. Stock Market Index Fund
	(Mellon Investments Corporation)	0.31%	26.13%	14.92%	N/A
Sector Equity	JNL/Mellon Communication Services Sector Fund
	(Mellon Investments Corporation)	0.30%[2]	54.23%	10.94%	8.29%
Sector Equity	JNL/Mellon Consumer Discretionary Sector Fund
	(Mellon Investments Corporation)	0.29%[2]	39.06%	15.60%	12.12%
Sector Equity	JNL/Mellon Consumer Staples Sector Fund
	(Mellon Investments Corporation)	0.30%[2]	2.01%	10.14%	N/A
Sector Equity	JNL/Mellon Energy Sector Fund
	(Mellon Investments Corporation)	0.28%[2]	-0.88%	12.55%	2.13%
Sector Equity	JNL/Mellon Financial Sector Fund
	(Mellon Investments Corporation)	0.29%[2]	15.80%	11.02%	9.31%
Sector Equity	JNL/Mellon Healthcare Sector Fund
	(Mellon Investments Corporation)	0.28%[2]	1.94%	10.81%	10.80%
Sector Equity	JNL/Mellon Industrials Sector Fund
	(Mellon Investments Corporation)	0.31%[2]	20.53%	14.77%	N/A
Sector Equity	JNL/Mellon Information Technology Sector Fund
	(Mellon Investments Corporation)	0.27%[2]	58.79%	25.65%	19.86%

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Sector Equity	JNL/Mellon Materials Sector Fund
	(Mellon Investments Corporation)	0.32%[2]	14.59%	13.92%	N/A
Sector Equity	JNL/Mellon Real Estate Sector Fund
	(Mellon Investments Corporation)	0.32%[2]	11.38%	7.01%	N/A
U.S. Equity	JNL S&P 500 Index Fund
	(Mellon Investments Corporation)	0.09%[2]	26.17%	15.52%	N/A
Sector Equity	JNL/Mellon Utilities Sector Fund
	(Mellon Investments Corporation)	0.30%[2]	-7.37%	6.34%	N/A
U.S. Equity	JNL/MFS Mid Cap Value Fund
	(Massachusetts Financial Services Company (d/b/a MFS Investment Management))	0.65%	12.67%	12.99%	8.07%
U.S. Equity	JNL/Morningstar U.S. Sustainability Index Fund
	(Mellon Investments Corporation)	0.36%[2]	26.42%	16.13%	N/A
U.S. Equity	JNL/Morningstar Wide Moat Index Fund
	(Mellon Investments Corporation)	0.46%	31.78%	16.98%	N/A
Fixed Income	JNL/Neuberger Berman Strategic Income Fund
	(Neuberger Berman Investment Advisers LLC)	0.65%	10.15%	3.60%	3.28%
U.S. Equity	JNL/Newton Equity Income Fund
	(Newton Investment Management North America, LLC)	0.58%	10.67%	15.25%	N/A
Fixed Income	JNL/PIMCO Income Fund
	(Pacific Investment Management Company LLC)	0.74%	8.76%	3.16%	N/A
Fixed Income	JNL/PIMCO Investment Grade Credit Bond Fund
	(Pacific Investment Management Company LLC)	0.54%	8.00%	2.57%	N/A
Fixed Income	JNL/PIMCO Real Return Fund
	(Pacific Investment Management Company LLC)	0.76%	4.23%	3.46%	2.43%
Fixed Income	JNL/PPM America Floating Rate Income Fund
	(PPM America, Inc.; FIAM LLC)	0.64%	13.52%	4.33%	N/A
Fixed Income	JNL/PPM America High Yield Bond Fund
	(PPM America, Inc.)	0.46%	13.16%	5.20%	3.76%
Fixed Income	JNL/PPM America Total Return Fund
	(PPM America, Inc.)	0.49%	6.94%	2.15%	N/A
U.S. Equity	JNL/RAFI® Fundamental U.S. Small Cap Fund
	(Mellon Investments Corporation)	0.32%[2]	17.64%	10.54%	5.21%
U.S. Equity	JNL/RAFI® Multi-Factor U.S. Equity Fund
	(Mellon Investments Corporation)	0.37%	12.42%	11.66%	8.42%
Allocation	JNL/T. Rowe Price Balanced Fund
	(T. Rowe Price Associates, Inc.; Sub-Sub-Advisers: T. Rowe Price Investment Management, Inc.; T. Rowe Price Australia Limited; and T. Rowe Price International Ltd)	0.67%[2]	17.76%	8.78%	N/A
Allocation	JNL/T. Rowe Price Capital Appreciation Fund
	(T. Rowe Price Associates, Inc.; Sub-Sub-Adviser: T. Rowe Price Investment Management, Inc.)	0.68%[2]	18.78%	12.71%	N/A
U.S. Equity	JNL/T. Rowe Price Established Growth Fund
	(T. Rowe Price Associates, Inc.)	0.53%[2]	48.46%	13.59%	11.89%
U.S. Equity	JNL/T. Rowe Price Mid-Cap Growth Fund
	(T. Rowe Price Associates, Inc.; Sub-Sub-Adviser: T. Rowe Price Investment Management, Inc.)	0.69%[2]	20.32%	11.72%	10.54%

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Fixed Income	JNL/T. Rowe Price Short-Term Bond Fund
	(T. Rowe Price Associates, Inc.)	0.41%[2]	5.06%	1.80%	1.46%
Fixed Income	JNL/T. Rowe Price U.S. High Yield Fund
	(T. Rowe Price Associates, Inc.; Sub-Sub-Adviser: T. Rowe Price Investment Management, Inc.)	0.63%[2]	14.01%	3.27%	N/A
U.S. Equity	JNL/T. Rowe Price Value Fund
	(T. Rowe Price Associates, Inc.)	0.57%[2]	12.27%	12.61%	9.24%
Allocation	JNL/Vanguard Moderate ETF Allocation Fund
	(Mellon Investments Corporation)	0.27%[2]	10.53%	5.46%	N/A
Allocation	JNL/Vanguard Moderate Growth ETF Allocation Fund
	(Mellon Investments Corporation)	0.28%[2]	12.72%	7.37%	N/A
Allocation	JNL/Vanguard Growth ETF Allocation Fund
	(Mellon Investments Corporation)	0.27%[2]	14.74%	9.21%	N/A
International/Global Equity	JNL/WCM Focused International Equity Fund
	(WCM Investment Management, LLC)	0.83%	16.85%	12.03%	N/A
Alternative	JNL/Westchester Capital Event Driven Fund
	(Westchester Capital Management, LLC)	1.57%	6.77%	5.04%	N/A
Fixed Income	JNL/Western Asset Global Multi-Sector Bond Fund
	(Western Asset Management Company, LLC; Sub-Sub-Advisers: Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd.)	0.66%	9.02%	-1.27%	-0.20%
International/Global Equity	JNL/William Blair International Leaders Fund
	(William Blair Investment Management, LLC)	0.67%	13.26%	5.87%	3.17%
Allocation	JNL/WMC Balanced Fund
	(Wellington Management Company LLP)	0.41%	13.42%	9.06%	7.41%
U.S. Equity	JNL/WMC Equity Income Fund
	(Wellington Management Company LLP)	0.58%	7.01%	11.66%	N/A
Sector Equity	JNL/WMC Global Real Estate Fund
	(Wellington Management Company LLP)	0.73%	9.87%	1.90%	2.95%
Fixed Income	JNL/WMC Government Money Market Fund
	(Wellington Management Company LLP)	0.26%	4.86%	1.68%	1.04%
U.S. Equity	JNL/WMC Value Fund
	(Wellington Management Company LLP)	0.48%	9.56%	11.64%	8.29%
Allocation	JNL/Goldman Sachs Managed Conservative Fund
	(Goldman Sachs Asset Management, L.P.)	0.77%	8.86%	3.35%	N/A
Allocation	JNL/Goldman Sachs Managed Moderate Fund
	(Goldman Sachs Asset Management, L.P.)	0.77%	12.52%	5.55%	N/A
Allocation	JNL/Goldman Sachs Managed Moderate Growth Fund
	(Goldman Sachs Asset Management, L.P.)	0.78%	16.36%	7.82%	N/A
Allocation	JNL/Goldman Sachs Managed Growth Fund
	(Goldman Sachs Asset Management, L.P.)	0.80%	20.44%	10.19%	N/A
Allocation	JNL/Goldman Sachs Managed Aggressive Growth Fund
	(Goldman Sachs Asset Management, L.P.)	0.82%	22.57%	11.33%	N/A
Allocation	JNL Conservative Allocation Fund
		0.86%	9.61%	3.86%	N/A

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Allocation	JNL Moderate Allocation Fund
		0.86%	12.28%	6.03%	N/A
Allocation	JNL Moderate Growth Allocation Fund
		0.87%	14.07%	7.64%	N/A
Allocation	JNL Growth Allocation Fund
		0.87%	16.90%	9.21%	N/A
Allocation	JNL Aggressive Growth Allocation Fund
		0.88%	18.84%	10.28%	N/A

1	Capital Research and Management Company is the investment adviser of the master fund in which this feeder fund invests. Under the master-feeder fund structure, the feeder fund does not buy individual securities directly. Rather, the feeder fund invests all of its investment assets in a corresponding master fund, which invests directly in individual securities.
2	The Fund’s current expenses reflect temporary fee reductions.
3	Mellon Investments Corporation is the investment sub-adviser of the master fund in which this feeder fund invests. Under the master-feeder fund structure, the feeder fund does not buy individual securities directly. Rather, the feeder fund invests all of its investment assets in a corresponding master fund, which invests directly in individual securities.

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This Summary Prospectus incorporates by reference the Contract’s prospectus and Statement of Additional Information (“SAI”), both dated April 29, 2024, as amended or supplemented. The SAI may be obtained, free of charge, in the same manner as the prospectus.

Separate Account EDGAR contract identifier #C000190625
B-1